Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	SOHU.COM LIMITED
Entity Central Index Key	0001734107
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	33,737,336
Entity Shell Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Entity File Number	001-38511
Entity Incorporation, State or Country Code	E9
Document Registration Statement	false
Entity Address, Address Line One	Level 18, Sohu.com Media Plaza
Entity Address, Address Line Two	Block 3, No. 2 Kexueyuan South Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100190
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Joanna Lv
Entity Address, Address Line One	Level 18, Sohu.com Media Plaza
Entity Address, Address Line Two	Block 3, No. 2 Kexueyuan South Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100190
Country Region	86
City Area Code	10
Local Phone Number	6272 6666
Contact Personnel Email Address	IR@sohu-inc.com
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value US$0.001 per share
Trading Symbol	SOHU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true